UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12-31-2005
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Rock Point Advisors, LLC
          ----------------------------------------------------------------------
Address:  1 Lawson Lane
          ----------------------------------------------------------------------
          P.O. Box 700
          ----------------------------------------------------------------------
          Burlington, VT 05402
          ----------------------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     TODD A. WULFSON, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    802-864-2266
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

TODD A. WULFSON, CFA                Burlington, VT           02-14-2006
----------------------------------  -----------------------  -----------
[Signature]                         [City, State]            [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 	102
                                        -------------------

Form 13F Information Table Value Total: $	127,719
                                        -------------------
                                            (thousands)
List of Other Included Managers: none


                          FORM 13F INFORMATIONAL TABLE

					  	TITLE OF	  VALUE	      INVSTMT 	   INVSTMT OTHER VOTING
DESCRIPTION				  	CLASS CUSIP       (X$1000)    SHARES	   DSCRETN MNGRS AUTHORITY
EXXON MOBIL                                     COM   30231G102   9966        177421       SOLE          SOLE
INTERMAGNETICS GENERAL                          COM   458771102   7171        224803       SOLE          SOLE
GENERAL ELECTRIC                                COM   369604103   5115        145930       SOLE          SOLE
DEVON ENERGY                                    COM   25179M103   3737        59761        SOLE          SOLE
CEMEX ADR                                       ADR   151290889   3430        57814        SOLE          SOLE
EATON VANCE SR. FLOATING RATE                   COM   27828Q105   3389        200080       SOLE          SOLE
AMERON INTERNATIONAL                            COM   30710107    2906        63755        SOLE          SOLE
EATON VANCE FLOATING RATE INC.                  COM   278279104   2592        153630       SOLE          SOLE
FLOW INTERNATIONAL                              COM   343468104   2437        289397       SOLE          SOLE
ATS AUTOMATION TOOLING SYS.                     COM   1940105     2392        194050       SOLE          SOLE
ANADARKO PETROLEUM                              COM   32511107    2332        24615        SOLE          SOLE
GREEN MOUNTAIN COFFEE                           COM   393122106   2195        54075        SOLE          SOLE
SARA LEE                                        COM   803111103   2102        111230       SOLE          SOLE
SUNOPTA                                         COM   8676EP108   2075        394425       SOLE          SOLE
HEALTH CARE REIT                                COM   42217K106   2050        60473        SOLE          SOLE
UNITED UTILITIES ADR                            ADR   91311Q105   2039        87375        SOLE          SOLE
PFIZER                                          COM   717081103   1918        82267        SOLE          SOLE
PROCTER & GAMBLE                                COM   742718109   1900        32818        SOLE          SOLE
DEERE                                           COM   244199105   1867        27410        SOLE          SOLE
STERIS                                          COM   859152100   1858        74275        SOLE          SOLE
TRIBUNE                                         COM   896047107   1811        59850        SOLE          SOLE
ULTRALIFE BATTERIES                             COM   903899102   1801        150070       SOLE          SOLE
CHEVRONTEXACO                                   COM   166764100   1734        30538        SOLE          SOLE
CALAVO GROWERS                                  COM   128246105   1728        169886       SOLE          SOLE
DOT HILL                                        COM   25848T109   1721        248325       SOLE          SOLE
CANADIAN OIL SANDS TRUST                        COM   13642L100   1712        15870        SOLE          SOLE
PNC FINANCIAL                                   COM   693475105   1711        27680        SOLE          SOLE
MICROSOFT                                       COM   594918104   1708        65323        SOLE          SOLE
KONINKLIJKE AHOLD                               ADR   500467303   1640        217800       SOLE          SOLE
BLADEX                                          COM   P16994132   1592        86975        SOLE          SOLE
SYMANTEC                                        COM   871503108   1550        88550        SOLE          SOLE
NUANCE COMMUNICATIONS                           COM   67020Y100   1528        200304       SOLE          SOLE
PLUM CREEK TIMBER                               COM   729251108   1521        42194        SOLE          SOLE
LAYNE CHRISTENSEN                               COM   521050104   1517        59650        SOLE          SOLE
PEARSON PLC                                     COM   705015105   1485        125100       SOLE          SOLE
KOREA ELECTRIC POWER                            COM   Y48406105   1464        39140        SOLE          SOLE
NORTHWEST PIPE                                  COM   667746101   1448        54118        SOLE          SOLE
LIBERTY MEDIA                                   COM   530718105   1444        183450       SOLE          SOLE
SFK PULP FUND                                   COM   784142101   1425        369850       SOLE          SOLE
GENERAL MILLS                                   COM   370334104   1418        28760        SOLE          SOLE
TEMPLETON GLOBAL INCOME                         COM   880198106   1320        165394       SOLE          SOLE
W. P. CAREY                                     COM   92930Y107   1315        51845        SOLE          SOLE
ALLSCRIPTS HEALTHCARE                           COM   01988P108   1305        97399        SOLE          SOLE
NEWELL RUBBERMAID                               COM   651229106   1230        51705        SOLE          SOLE
BP PLC ADR                                      ADR   55622104    1227        19106        SOLE          SOLE
NUVEEN QUALITY PFD INCOME 2                     COM   67072C105   1191        93030        SOLE          SOLE
AGCO                                            COM   1084102     1160        70000        SOLE          SOLE
MARCUS                                          COM   566330106   1140        48517        SOLE          SOLE
AES                                             COM   00130H105   1128        71253        SOLE          SOLE
KINROSS GOLD                                    COM   496902404   1086        117750       SOLE          SOLE
DECKERS OUTDOOR                                 COM   243537107   1015        36765        SOLE          SOLE
CALLAWAY GOLF                                   COM   131193104   1015        73370        SOLE          SOLE
ALTRIA GROUP                                    COM   02209S103   916         12265        SOLE          SOLE
BARRICK GOLD                                    COM   67901108    911         32700        SOLE          SOLE
CHINA YUCHAI INTL ADR                           ADR   G21082105   842         107495       SOLE          SOLE
MATTEL                                          COM   577081102   800         50560        SOLE          SOLE
KADANT                                          COM   48282T104   792         42794        SOLE          SOLE
IDT                                             COM   448947101   778         67325        SOLE          SOLE
XCEL ENERGY                                     COM   98389B100   767         41529        SOLE          SOLE
DOMINION RESOURCES                              COM   25746U109   655         8485         SOLE          SOLE
NUVEEN QUALITY INCOME MUNI FD                   COM   670977107   607         41350        SOLE          SOLE
QUAKER FABRIC                                   COM   747399103   601         279343       SOLE          SOLE
IMPERIAL OIL                                    COM   453038408   546         5480         SOLE          SOLE
NEWMONT MINING                                  COM   651639106   544         10180        SOLE          SOLE
HITACHI                                         ADR   433578507   505         7490         SOLE          SOLE
BANK OF AMERICA                                 COM   60505104    493         10682        SOLE          SOLE
PLACER DOME                                     COM   725906101   491         21400        SOLE          SOLE
DUPONT                                          COM   263534109   477         11228        SOLE          SOLE
BRISTOL-MYERS SQUIBB                            COM   110122108   455         19787        SOLE          SOLE
JOHNSON & JOHNSON                               COM   478160104   416         6920         SOLE          SOLE
H&Q LIFE SCIENCES                               COM   404053100   393         25091        SOLE          SOLE
EMERSON ELECTRIC                                COM   291011104   390         5226         SOLE          SOLE
AT&T                                            COM   1957505     371         15150        SOLE          SOLE
STREETRACKS GOLD TRUST                          COM   863307104   351         6800         SOLE          SOLE
WYETH                                           COM   983024100   323         7008         SOLE          SOLE
EASTMAN CHEMICAL                                COM   277432100   316         6133         SOLE          SOLE
TRANSCANADA                                     COM   89353D107   310         9833         SOLE          SOLE
DUKE ENERGY                                     COM   264399106   288         10500        SOLE          SOLE
CISCO SYSTEMS                                   COM   17275R102   288         16802        SOLE          SOLE
PEPSICO                                         COM   713448108   279         4720         SOLE          SOLE
WELLS FARGO                                     COM   949746101   256         4069         SOLE          SOLE
AMERICAN INTERNATIONAL GROUP                    COM   26874107    254         3729         SOLE          SOLE
MFS MULTI MARKET INCOME                         COM   552737108   250         41802        SOLE          SOLE
CINCINNATI FINANCIAL OHIO                       COM   172062101   246         5512         SOLE          SOLE
SCHERING PLOUGH                                 COM   806605101   239         11464        SOLE          SOLE
CITIGROUP                                       COM   172967101   216         4448         SOLE          SOLE
INTERNATIONAL BUSINESS MACHINE                  COM   459200101   214         2598         SOLE          SOLE
MORGAN STANLEY                                  COM   617446448   204         3590         SOLE          SOLE
DOLLAR GENERAL                                  COM   256669102   197         10345        SOLE          SOLE
NUVEEN MUNI VALUE FUND                          COM   670928100   196         20156        SOLE          SOLE
MANAGED MUNICIPAL PORTFOLIO                     COM   561662107   167         15907        SOLE          SOLE
MFS GOV'T MARKETS INCOME                        COM   552939100   159         24417        SOLE          SOLE
DISCOVERY HOLDINGS A                            COM   25468Y107   156         10325        SOLE          SOLE
M.S. EMERGING MARKETS DEBT FUN                  COM   61744H105   141         13000        SOLE          SOLE
ENESCO                                          COM   292973104   123         67000        SOLE          SOLE
ING PRIME RATE TRUST                            COM   44977W106   67          10000        SOLE          SOLE
BEMA GOLD                                       COM   08135F107   58          20000        SOLE          SOLE
NORTHGATE MINERALS                              COM   666416102   55          30000        SOLE          SOLE
WINN-DIXIE                                      COM   974280109   36          46000        SOLE          SOLE
ART TECHNOLOGY GROUP                            COM   04289L107   20          10000        SOLE          SOLE
ANDREA ELECTRONICS                              COM   34393108    1           28200        SOLE          SOLE
HYDRO FUSER                                     COM   448873109   0           10000        SOLE          SOLE
